FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of FASB ASC Topic 820, (Fair Value Topic) includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2) and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, the Company looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, the Company looks to observable market data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and the Company must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.
The following methods, assumptions and valuation techniques were used by the Company to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.
Equity securities - common stock. Investments valued at the closing price reported on the active market on which the individual securities are traded (Level 1).
Mutual funds. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission and are valued at the daily closing price as reported by the fund. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded (Level 1).
Pooled Separate Accounts. The fair values of participation units held in pooled separate accounts are based on the net asset values reported by the fund managers as of the financial statement dates and recent transaction prices. The pooled separate accounts are restricted to one redemption per 30-day period.
The Company utilizes values provided by third-party pricing vendors to price investment securities in accordance with the fair value hierarchy and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.  The Company’s pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, historical prices and other independent pricing services.  Further, the Company periodically validates the fair values of a sample of securities in the portfolio by comparing the fair values to prices from other independent sources for the same or similar securities.  The Company analyzes unusual or significant variances, conducts additional research with the pricing vendor, and if necessary, takes appropriate action based on its findings.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.
Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The Plan's unclassified investments consist of pooled separate accounts. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value as presented in the Statement of Net Assets Available for Benefits.
The following tables, by level within the fair value hierarchy, reflect the Plan's assets at fair value as of December 31, 2025 and December 31, 2024, respectively.

	Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
First Financial Bancorp common stock	$8,549,934	$—	$—	$8,549,934
Mutual funds	92,314,440	—	—	92,314,440
Total assets in fair value hierarchy	100,864,374	—	—	100,864,374
Pooled separate accounts	—	—	—	73,564,975
Investments at fair value	$100,864,374	$—	$—	$174,429,349

	Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
First Financial Bancorp common stock	$9,995,778	$—	$—	$9,995,778
Mutual funds	72,395,774	—	—	72,395,774
Total assets in fair value hierarchy	82,391,552	—	—	82,391,552
Pooled separate accounts	—	—	—	59,748,093
Investments at fair value	$82,391,552	$—	$—	$142,139,645